FINANCIAL RISK MANAGEMENT - Maturity analysis of financial liabilities and Capital management (Details) - Liquidity risk $ in Millions	Dec. 31, 2020 ARS ($)
Schedule of maturity of financial liabilities
Financial liabilities	$ 309,270
Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	41,806
Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities	240,358
Salaries and social security payables
Schedule of maturity of financial liabilities
Financial liabilities	15,294
Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities	11,337
Other liabilities
Schedule of maturity of financial liabilities
Financial liabilities	475
Due
Schedule of maturity of financial liabilities
Financial liabilities	2,816
Due | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	2,816
Less than 1 year
Schedule of maturity of financial liabilities
Financial liabilities	99,692
Less than 1 year | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	36,542
Less than 1 year | Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities	44,774
Less than 1 year | Salaries and social security payables
Schedule of maturity of financial liabilities
Financial liabilities	14,358
Less than 1 year | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities	3,595
Less than 1 year | Other liabilities
Schedule of maturity of financial liabilities
Financial liabilities	423
Second year
Schedule of maturity of financial liabilities
Financial liabilities	57,939
Second year | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	1,774
Second year | Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities	53,313
Second year | Salaries and social security payables
Schedule of maturity of financial liabilities
Financial liabilities	407
Second year | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities	2,393
Second year | Other liabilities
Schedule of maturity of financial liabilities
Financial liabilities	52
January 2023 thru December 2023
Schedule of maturity of financial liabilities
Financial liabilities	55,827
January 2023 thru December 2023 | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	398
January 2023 thru December 2023 | Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities	53,424
January 2023 thru December 2023 | Salaries and social security payables
Schedule of maturity of financial liabilities
Financial liabilities	270
January 2023 thru December 2023 | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities	1,735
January 2024 and thereafter
Schedule of maturity of financial liabilities
Financial liabilities	92,996
January 2024 and thereafter | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	276
January 2024 and thereafter | Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities	88,847
January 2024 and thereafter | Salaries and social security payables
Schedule of maturity of financial liabilities
Financial liabilities	259
January 2024 and thereafter | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities	$ 3,614